Derivative liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Assumptions were used by Management to determine the Fair Value of the Derivative Liabilities

The following assumptions were used by management to determine the fair value of the derivative liabilities as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025

Expected stock price volatility	74.51% - 154.37%	45.32% - 242.68%
Risk-free annual interest rate	3.51% - 3.92%	3.47% - 4.41%
Expected life (years)	0.03 – 3.15	0.03 – 3.15
Exercise price	$ 0.22 - $0.29	$ 0.10 - $0.23

The following assumptions were used by management to determine the fair value of the derivative liabilities as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Expected stock price volatility	45.32% - 242.68%	104.62% - 186.74%
Risk-free annual interest rate	3.47% - 4.41%	3.99% - 5.42%
Expected life (years)	0.03 – 3.15	0.28 – 3.39
Share price	$ 0.10 - $0.23	$ 0.07 - $0.21

Schedule of Derivative Liabilities and Changes in Fair Value of Derivative Liabilities

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the three months ended March 31, 2026 and year ended December 31, 2025:

	March 31, 2026	December 31, 2025
Balance as of beginning of period	$8,893,600	$9,007,907
Change in fair value	390,405	(8,934,632)
Loss from extinguished liability	-	7,711,508
Modification of warrants	217,255	-
Initial recognition of new preferred share conversion feature	910,517	-
Initial recognition of new warrants	1,103,118	1,108,817

Balance as of end of the period	11,514,895	8,893,600
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$11,514,895	$8,893,600

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Balance as of beginning of period	$9,007,907	$1,094,316
Change in fair value	(8,934,632)	6,113,485
Loss from extinguished liability	7,711,508	2,895,140
Conversion to common stock and warrants	-	(3,149,687)
Initial recognition of debenture warrants	-	824,427
Initial recognition of new warrants	1,108,817	1,230,226

Balance as of end of the period	8,893,600	9,007,907
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$8,893,600	$9,007,907